SUMMARY OF COMMON STOCK OPTION ACTIVITY (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning Balance	95,725,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 0.02
Weighted Average Remaining Years, Outstanding, (in years)	4 years 9 months
Number of Warrants, Issued	114,217,035	100,000,000
Weighted Average Exercise Price, Issued	$ 0.02	$ 0.02
Weighted Average Remaining Years, Issued (in years)	4 years 9 months	4 years 9 months
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Years, Exercised (in years)
Number of Warrants, Forfeited, extinguished and cancelled	(21,275,000)	(4,275,000)
Weighted Average Exercise Price, Forfeited, extinguished and cancelled	$ 0.02	$ 0.02
Weighted Average Remaining Years, Forfeited, extinguished and cancelled (in years)	4 years	4 years 9 months
Number of Warrants, Outstanding, Ending Balance	188,667,035	95,725,000
Weighted Average Exercise Price, Outstanding Ending Balance	$ 0.02	$ 0.02
Weighted Average Remaining Years, Outstanding, (in years)	4 years 1 month 6 days	4 years 9 months